Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8	INTANGIBLE ASSETS, NET

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted Average Amortization Period
	RMB	RMB	RMB	Years
Copyrights	5,174,694	(3,276,499)	1,898,195	3
Others	317,500	(144,917)	172,583	5

Total intangible assets	5,492,194	(3,421,416)	2,070,778

	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted Average Amortization Period
	RMB	RMB	RMB	Years
Copyrights	3,416,380	(2,019,608)	1,396,772	2
Others	177,500	(85,241)	92,259	5

Total intangible assets	3,593,880	(2,104,849)	1,489,031

Amortization expense was RMB680,823, RMB1,358,152 and RMB1,324,667 for the years ended December 31, 2011, 2012 and 2013, respectively. The copyrights are amortized over the contractual period, which ranges from 12 months to 60 months. The Company has no intention to renew the copyrights after the contractual period.

The estimated aggregate amortization expense for each of the next five years is as follows:

December 31,	Amount
RMB
2014	1,034,683
2015	628,384
2016	274,631
2017	114,440
2018	18,640

Total	2,070,778